Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum rental payments due are as follows (in thousands):

Year Ended December 31,	Amount(1)
2014	$7,870
2015	9,192
2016	8,410
2017	7,766
2018	6,680
Thereafter	27,326
Total	$67,244

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(1) Future commitments have been recast to reflect the inclusion of the Company’s recent acquisitions.